Current Convertible Notes Payable and Other Notes Payable (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 11, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes Payable
Total interest expense		$ 15,883	$ 11,897
Total Convertible and other notes payable		4,389,931	3,589,931	$ 953,001
Cumulative related accrued interest		44,556	$ 28,673
Principal amount	$ 800,000	26,000,000
Convertible notes		$ 3,000,000